Goodwill and Intangible Assets, Net - Goodwill - Additional Information (Details)	1 Months Ended
	Aug. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill
Goodwill			¥ 194,754,963	$ 29,847,504	¥ 200,478,795
Decrease in goodwill	¥ 5,723,832	¥ 5,723,832
Huanqiuyimeng
Goodwill
Percentage of equity interest acquired					100.00%
Goodwill					¥ 200,478,795